UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital Management, L.L.C.

Address:  909 Third Avenue
          30th Floor
          New York, New York 10022

13F File Number: 28-10356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Managing Member
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins          New York, New York           November 11, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   $750,419
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number           Name

1               28-10358                  KING STREET CAPITAL, LTD.

2               28-10355                  BRIAN J. HIGGINS

3               28-10357                  O. FRANCIS BIONDI, JR.

                                                    FORM 13F INFORMATION TABLE

                                              King Street Capital Management, L.L.C.
                                                        September 30, 2003

             COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5                 COLUMN 6   COLUMN 7     COLUMN 8

                                                                 VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGER SOLE SHARED NONE
Arch Wireless Inc.                    CL A       039392 70 9      3,383     301,000   SH          Defined   1, 2, 3       X
Arch Wireless Inc.                    CL A       039392 70 9      2,199     195,650   SH          Defined   1             X

AT&T Corp                           Com New      001957 50 5     15,085     700,000   SH          Defined   1, 2, 3       X
AT&T Corp                           Com New      001957 50 5     10,107     469,000   SH          Defined   1             X

Dobson Communications Corp.           CL A       256069 10 5     18,328   2,257,095   SH          Defined   1, 2, 3       X
Dobson Communications Corp.           CL A       256069 10 5     12,280   1,512,254   SH          Defined   1             X

First Energy Corp.                    Com        337932 10 7      7,975     250,000   SH          Defined   1, 2, 3       X
First Energy Corp.                    Com        337932 10 7      5,343     167,500   SH          Defined   1             X

McDermott International, Inc.         Com        580037 10 9      9,333   1,634,500   SH          Defined   1, 2, 3       X
McDermott International, Inc.         Com        580037 10 9      6,066   1,062,425   SH          Defined   1             X

Pacific Gas & Electric
  Corporation                         Com        69331C 10 8    301,606  12,619,500   SH          Defined   1, 2, 3       X
Pacific Gas & Electric
  Corporation                         Com        69331C 10 8    196,044   8,202,675   SH          Defined   1             X

Sprint Corp.                     PCS COM SER 1   852061 50 6     28,651   5,000,100   SH          Defined   1, 2, 3       X
Sprint Corp.                     PCS COM SER 1   852061 50 6     19,196   3,350,067   SH          Defined   1             X

Texas Genco Holdings Inc.             COM        882443 10 4      2,142      90,000   SH          Defined   1, 2, 3       X
Texas Genco Holdings Inc.             COM        882443 10 4      1,392      58,500   SH          Defined   1             X

Electronic Data Systems               Put        285661 95 4      3,030           150,000  Put    Defined   1, 2, 3       X
Electronic Data Systems               Put        285661 95 4      1,970            97,500  Put    Defined   1             X

Monsanto Company                      Put        61166W 95 1      9,524           400,000  Put    Defined   1, 2, 3       X
Monsanto Company                      Put        61166W 95 1      6,381           268,000  Put    Defined   1             X

Altria Group Inc                      Call       02209S 90 3     21,900           500,000 Call    Defined   1, 2, 3       X
Altria Group Inc                      Call       02209S 90 3     14,673           335,000 Call    Defined   1             X

Altria Group Inc                      Put        02209S 95 3      4,380           100,000  Put    Defined   1, 2, 3       X
Altria Group Inc                      Put        02209S 95 3      2,935            67,000  Put    Defined   1             X

Tenet Healthcare Corp.                Put         88033G 950      7,240           500,000  Put    Defined   1, 2, 3       X
Tenet Healthcare Corp.                Put         88033G 950      4,706           325,000  Put    Defined   1             X

Calpine Corp.                   Note 4.000$ 12/2 131347 BA 3     18,300  20,000,000   PRN         Defined   1, 2, 3       X
Calpine Corp.                   Note 4.000$ 12/2 131347 BA 3     11,895  13,000,000   PRN         Defined   1             X

Healthsouth Corp.               SDCV 3.250% 4/0  421924 AF 8      2,640   3,000,000   PRN         Defined   1, 2, 3       X
Healthsouth Corp.               SDCV 3.250% 4/0  421924 AF 8      1,716   1,950,000   PRN         Defined   1             X
                                                                750,419
                                                     Total in thousands




03853.0002 #440936